Employee Benefit Plans - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 People's Republic of China [Member] USD ($)	Dec. 31, 2013 People's Republic of China [Member] CNY	Dec. 31, 2012 People's Republic of China [Member] CNY	Dec. 31, 2011 People's Republic of China [Member] CNY	Dec. 31, 2013 Medical [Member]	Dec. 31, 2013 Unemployment Benefits [Member]	Dec. 31, 2013 Workers Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions for eligible employees	20.00%	20.00%
Contribution provident fund	5.00%	5.00%
Expenses related to defined contribution plans	$ 208	1,261	2,076	7,127	$ 944	5,712	5,388	3,443
Percentage of contribution towards applicable salaries									10.00%	1.00%	1.10%
Contribution to employees	$ 584	3,538	3,356	2,074